Private Placement (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Private Placement [Line Items]
Exercise price of warrants (in Dollars per share)			$ 100	$ 100	$ 200
HCM II Acquisition Corp
Private Placement [Line Items]
Exercise price of warrants (in Dollars per share)			$ 11.5	$ 11.5
Proceeds from Issuance of Private Placement	$ 6,850,000	$ 6,850,000		$ 6,850,000
Optional redemption of public shares percentage accordance with completion of business combination			100.00%	100.00%
Business Combination [Member] | HCM II Acquisition Corp
Private Placement [Line Items]
After completion initial business combination				30 days
Warrant term			5 years	5 years
Warrant | HCM II Acquisition Corp
Private Placement [Line Items]
Purchase of warrants			6,850,000	6,850,000
Exercise price of warrants (in Dollars per share)			$ 1	$ 1
Warrant | Business Combination [Member] | HCM II Acquisition Corp
Private Placement [Line Items]
After completion initial business combination			30 days
Private placement warrant | HCM II Acquisition Corp
Private Placement [Line Items]
Purchase of warrants				6,850,000
Proceeds from Issuance of Private Placement				$ 6,850,000
Private placement warrant | Sponsor Member | HCM II Acquisition Corp
Private Placement [Line Items]
Purchase of warrants				4,275,000
Private placement warrant | Cantor Fitzgerald Co Member | HCM II Acquisition Corp
Private Placement [Line Items]
Purchase of warrants				2,575,000
Common Class A [Member] | HCM II Acquisition Corp
Private Placement [Line Items]
After completion initial business combination			1 year
Common Class A [Member] | Business Combination [Member] | HCM II Acquisition Corp
Private Placement [Line Items]
After completion initial business combination				1 year
Common Class A [Member] | Warrant | HCM II Acquisition Corp
Private Placement [Line Items]
Purchase of warrants				1
Purchase warrants			1	1
Exercise price of warrants (in Dollars per share)			$ 11.5	$ 11.5
Private Placement [Member] | Business Combination [Member] | HCM II Acquisition Corp
Private Placement [Line Items]
After completion initial business combination			30 days	30 days
Private Placement [Member] | Warrant | HCM II Acquisition Corp
Private Placement [Line Items]
Warrant term			5 years	5 years